Subordinated liabilities - HSBC's subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	£ 455,891	£ 442,813
Subordinated liabilities (Note 26)
Disclosure of financial liabilities [line items]
Financial liabilities	17,714	15,714
At amortised cost | Subordinated liabilities (Note 26)
Disclosure of financial liabilities [line items]
Financial liabilities	16,908	14,920
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	16,208	14,220
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	700	700
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	37,443	32,545
Financial liabilities designated at fair value | Subordinated liabilities (Note 26)
Disclosure of financial liabilities [line items]
Financial liabilities	£ 806	£ 794